AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

September 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.4%
Financials – 18.2%
Banks – 11.3%
ABN AMRO Bank NV	166,043	$5,326,585
Banco Bilbao Vizcaya Argentaria SA(a)	320,800	6,181,702
BPER Banca SpA	432,150	4,806,440
Danske Bank A/S	123,282	5,265,936
Erste Group Bank AG	44,888	4,412,605
Eurobank Ergasias Services & Holdings SA - Class A	949,840	3,674,314
Resona Holdings, Inc.	631,100	6,435,514

		36,103,096

Insurance – 6.9%
ASR Nederland NV	70,400	4,790,672
AXA SA	136,457	6,543,801
Beazley PLC	366,070	4,477,023
Prudential PLC	424,478	5,942,566
Sony Financial Group, Inc.	217,400	241,090

		21,995,152

		58,098,248

Industrials – 18.0%
Aerospace & Defense – 5.9%
Airbus SE	33,535	7,831,291
BAE Systems PLC	195,194	5,433,502
Melrose Industries PLC	685,166	5,640,882

		18,905,675

Construction & Engineering – 2.7%
Shimizu Corp.	265,500	3,729,689
Vinci SA	34,348	4,773,410

		8,503,099

Electrical Equipment – 1.5%
Mitsubishi Electric Corp.	188,300	4,836,247

Ground Transportation – 1.3%
Keisei Electric Railway Co., Ltd.(a)	454,700	4,217,624

Machinery – 3.8%
CNH Industrial NV	404,690	4,390,887
Techtronic Industries Co., Ltd. - Class H	246,500	3,151,065
Toyota Industries Corp.(a) (b)	41,400	4,656,193

		12,198,145

Passenger Airlines – 1.5%
Ryanair Holdings PLC (Sponsored ADR)(a)	80,750	4,862,765

Professional Services – 1.3%
Persol Holdings Co., Ltd.	2,233,200	4,067,424

		57,590,979

Health Care – 13.0%
Health Care Equipment & Supplies – 1.4%
Siemens Healthineers AG	81,211	4,398,890

Company	Shares	U.S. $ Value

Health Care Providers & Services – 1.0%
Fresenius SE & Co. KGaA	56,408	$3,152,390

Life Sciences Tools & Services – 1.6%
ICON PLC(b)	30,419	5,323,325

Pharmaceuticals – 9.0%
Haleon PLC	1,262,030	5,679,359
Merck KGaA	24,513	3,180,433
Novo Nordisk A/S - Class B	102,114	5,685,873
Roche Holding AG	29,084	9,684,491
Takeda Pharmaceutical Co., Ltd.(a)	150,800	4,429,055

		28,659,211

		41,533,816

Consumer Discretionary – 9.6%
Automobile Components – 1.2%
Toyo Tire Corp.	147,500	3,916,061

Automobiles – 1.9%
Honda Motor Co., Ltd.(a)	600,700	6,198,818

Household Durables – 2.0%
Sony Group Corp.	217,400	6,249,533

Specialty Retail – 3.3%
Industria de Diseno Textil SA	114,826	6,354,913
JD Sports Fashion PLC	3,110,850	4,004,744

		10,359,657

Textiles, Apparel & Luxury Goods – 1.2%
Burberry Group PLC(b)	246,090	3,887,570

		30,611,639

Information Technology – 7.9%
Semiconductors & Semiconductor Equipment – 6.0%
NXP Semiconductors NV	13,929	3,172,051
Taiwan Semiconductor Manufacturing Co., Ltd.	173,000	7,514,742
Tokyo Electron Ltd.	47,300	8,384,728

		19,071,521

Technology Hardware, Storage & Peripherals – 1.9%
Samsung Electronics Co., Ltd.	103,258	6,190,348

		25,261,869

Communication Services – 7.3%
Diversified Telecommunication Services – 4.4%
Deutsche Telekom AG (REG)	151,887	5,174,708
Koninklijke KPN NV	916,189	4,397,285
Telstra Group Ltd.	1,406,160	4,483,008

		14,055,001

Entertainment – 1.4%
Toho Co. Ltd./Tokyo(a)	69,100	4,441,950

Media – 1.5%
Publicis Groupe SA	51,590	4,964,678

		23,461,629

Company	Shares	U.S. $ Value

Materials – 6.9%
Chemicals – 3.0%
Arkema SA	41,025	$2,601,316
Kuraray Co., Ltd.	289,100	3,323,038
Tosoh Corp.(a)	243,100	3,596,304

		9,520,658

Construction Materials – 2.1%
CRH PLC	54,764	6,566,204

Metals & Mining – 1.8%
Lundin Mining Corp.(a)	394,929	5,891,159

		21,978,021

Energy – 5.2%
Energy Equipment & Services – 4.6%
Shell PLC	298,814	10,717,699
Vallourec SACA	207,682	3,964,177

		14,681,876

Oil, Gas & Consumable Fuels – 0.6%
Repsol SA	101,016	1,796,290

		16,478,166

Consumer Staples – 5.0%
Beverages – 3.6%
Anheuser-Busch InBev SA/NV	107,000	6,396,105
Coca-Cola Europacific Partners PLC(a)	55,253	4,995,424

		11,391,529

Food Products – 1.4%
Toyo Suisan Kaisha Ltd.	62,500	4,464,976

		15,856,505

Utilities – 3.4%
Electric Utilities – 3.4%
EDP SA	1,197,382	5,682,733
Enel SpA	547,310	5,186,605

		10,869,338

Real Estate – 2.9%
Diversified REITs – 1.4%
Merlin Properties Socimi SA	293,904	4,450,803

Real Estate Management & Development – 1.5%
Mitsui Fudosan Co., Ltd.	454,800	4,951,001

		9,401,804

Total Common Stocks (cost $237,013,201)		311,142,014

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(c) (d) (e) (cost $4,338,549)	4,338,549	$4,338,549

Total Investments Before Security Lending Collateral for Securities Loaned – 98.8% (cost $241,351,750)		315,480,563

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(c) (d) (e) (cost $8,538,862)	8,538,862	8,538,862

Total Investments – 101.4% (cost $249,890,612)(f)		324,019,425
Other assets less liabilities – (1.4)%		(4,629,494)

Net Assets – 100.0%		$319,389,931

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	CAD	5,894	USD	4,271	11/14/2025	$27,394
Bank of America NA	EUR	749	USD	879	11/21/2025	(3,401)
Bank of America NA	TWD	181,155	USD	6,117	11/21/2025	149,345
Bank of America NA	USD	991	EUR	842	11/21/2025	344
Bank of America NA	USD	1,142	GBP	850	12/05/2025	1,610
Bank of America NA	USD	2,836	GBP	2,075	12/05/2025	(45,153)
Barclays Capital, Inc.	BRL	4,192	USD	783	10/02/2025	(4,211)
Barclays Capital, Inc.	USD	788	BRL	4,192	10/02/2025	(541)
Barclays Capital, Inc.	USD	865	KRW	1,200,369	10/14/2025	(10,201)
Barclays Capital, Inc.	USD	777	BRL	4,192	11/04/2025	3,931
Barclays Capital, Inc.	USD	9,603	SEK	90,122	11/20/2025	(64)
Citibank NA	KRW	6,592,862	USD	4,808	10/14/2025	110,448
Citibank NA	JPY	141,740	USD	960	10/30/2025	(1,451)
Citibank NA	USD	1,416	JPY	209,952	10/30/2025	7,810
Citibank NA	USD	1,202	JPY	175,245	10/30/2025	(13,662)
Citibank NA	USD	867	EUR	731	11/21/2025	(6,694)
Deutsche Bank AG	KRW	1,126,336	USD	814	10/14/2025	11,756
Deutsche Bank AG	JPY	133,555	USD	913	10/30/2025	7,359
Goldman Sachs Bank USA	JPY	124,084	USD	842	10/30/2025	880
Goldman Sachs Bank USA	USD	915	JPY	135,288	10/30/2025	2,260
HSBC Bank USA	USD	2,336	ILS	7,989	10/22/2025	75,951
JPMorgan Chase Bank	EUR	714	USD	845	11/21/2025	4,182
JPMorgan Chase Bank	USD	856	EUR	728	11/21/2025	1,667
Morgan Stanley Capital Services, Inc.	BRL	4,192	USD	788	10/02/2025	540
Morgan Stanley Capital Services, Inc.	USD	763	BRL	4,192	10/02/2025	24,289
Morgan Stanley Capital Services, Inc.	JPY	1,808,960	USD	12,355	10/30/2025	86,464
Morgan Stanley Capital Services, Inc.	JPY	133,879	USD	907	10/30/2025	(497)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	526	JPY	76,982	10/30/2025	$(3,420)
Morgan Stanley Capital Services, Inc.	USD	2,733	NOK	27,379	11/20/2025	11,103
Morgan Stanley Capital Services, Inc.	USD	811	SEK	7,529	11/20/2025	(8,524)
Morgan Stanley Capital Services, Inc.	EUR	23,844	USD	28,156	11/21/2025	78,863
Morgan Stanley Capital Services, Inc.	USD	6,242	CHF	4,917	11/21/2025	(28,941)
Morgan Stanley Capital Services, Inc.	USD	869	EUR	740	11/21/2025	2,020
Morgan Stanley Capital Services, Inc.	USD	2,706	GBP	2,005	12/05/2025	(9,273)
Morgan Stanley Capital Services, Inc.	USD	3,955	SGD	5,015	12/18/2025	(45,329)
NatWest Markets PLC	USD	18,112	AUD	27,977	11/07/2025	409,888
State Street Bank & Trust Co.	KRW	919,812	USD	663	10/14/2025	7,676
State Street Bank & Trust Co.	JPY	69,664	USD	473	10/30/2025	263
State Street Bank & Trust Co.	USD	3,631	JPY	530,822	10/30/2025	(30,609)
State Street Bank & Trust Co.	USD	754	NZD	1,273	11/07/2025	(14,651)
State Street Bank & Trust Co.	CAD	1,100	USD	793	11/14/2025	1,117
State Street Bank & Trust Co.	USD	474	EUR	403	11/21/2025	460
State Street Bank & Trust Co.	USD	227	GBP	169	12/05/2025	334
State Street Bank & Trust Co.	USD	2,206	GBP	1,635	12/05/2025	(7,228)
UBS	USD	925	JPY	137,045	10/30/2025	4,764
UBS	USD	12,568	CHF	9,890	11/21/2025	(71,012)

						$727,856

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)

As of September 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $80,216,207 and gross unrealized depreciation of investments was $(5,359,538), resulting in net unrealized appreciation of $74,856,669.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

September 30, 2025 (unaudited)

24.8%	Japan
12.4%	United Kingdom
9.7%	France
8.0%	United States
5.9%	Spain
5.0%	Germany
4.7%	Italy
4.6%	Netherlands
3.5%	Denmark
3.1%	Switzerland
2.9%	Hong Kong
2.4%	Taiwan
2.0%	Belgium
9.6%	Other
1.4%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.0% or less in the following: Australia, Austria, Chile, Greece, Portugal and South Korea.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

September 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$241,090	$57,857,158	$—	$58,098,248
Industrials	9,253,652	48,337,327	—	57,590,979
Health Care	5,323,325	36,210,491	—	41,533,816

Investments in Securities:	Level 1	Level 2		Level 3	Total
Consumer Discretionary	$—	$30,611,639		$—	$30,611,639
Information Technology	3,172,051	22,089,818		—	25,261,869
Communication Services	—	23,461,629		—	23,461,629
Materials	12,457,363	9,520,658		—	21,978,021
Energy	—	16,478,166		—	16,478,166
Consumer Staples	4,995,424	10,861,081		—	15,856,505
Utilities	—	10,869,338		—	10,869,338
Real Estate	—	9,401,804		—	9,401,804
Short-Term Investments	4,338,549	—		—	4,338,549
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	8,538,862	—		—	8,538,862

Total Investments in Securities	48,320,316	275,699,109	(a)	—	324,019,425
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	1,032,718		—	1,032,718
Liabilities:
Forward Currency Exchange Contracts	—	(304,862)		—	(304,862)

Total	$48,320,316	$276,426,965		$—	$324,747,281

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2025 is as follows:

Fund	Market Value 12/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,345	$89,283	$87,289	$4,339	$161
AB Government Money Market Portfolio*	599	78,686	70,746	8,539	151
Total	$2,944	$167,969	$158,035	$12,878	$312

*	Investments of cash collateral for securities lending transactions.